Derivatives - Disclosure of Portfolio of Credit Derivatives (Detail) - BRL (R$) R$ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of credit risk exposure [line items]
Maximum potential amount of future payments	R$ 6,416	R$ 8,094
Brazilian Government [Member]
Disclosure of credit risk exposure [line items]
Maximum potential amount of future payments	3,597	5,163
Government Abroad [Member]
Disclosure of credit risk exposure [line items]
Maximum potential amount of future payments	329	529
Private Entities [Member]
Disclosure of credit risk exposure [line items]
Maximum potential amount of future payments	2,490	2,402
Investment grade [Member]
Disclosure of credit risk exposure [line items]
Maximum potential amount of future payments	1,416	1,854
Below Investment grade [Member]
Disclosure of credit risk exposure [line items]
Maximum potential amount of future payments	5,000	6,240
Credit default swaps [member]
Disclosure of credit risk exposure [line items]
Maximum potential amount of future payments	6,416	8,094
Current [Member]
Disclosure of credit risk exposure [line items]
Maximum potential amount of future payments	1,200	1,989
Current [Member] | Brazilian Government [Member]
Disclosure of credit risk exposure [line items]
Maximum potential amount of future payments	406	1,291
Current [Member] | Government Abroad [Member]
Disclosure of credit risk exposure [line items]
Maximum potential amount of future payments	144	81
Current [Member] | Private Entities [Member]
Disclosure of credit risk exposure [line items]
Maximum potential amount of future payments	650	617
Current [Member] | Investment grade [Member]
Disclosure of credit risk exposure [line items]
Maximum potential amount of future payments	449	564
Current [Member] | Below Investment grade [Member]
Disclosure of credit risk exposure [line items]
Maximum potential amount of future payments	751	1,425
Current [Member] | Credit default swaps [member]
Disclosure of credit risk exposure [line items]
Maximum potential amount of future payments	1,200	1,989
Later than one year and not later than three years [member]
Disclosure of credit risk exposure [line items]
Maximum potential amount of future payments	2,412	3,487
Later than one year and not later than three years [member] | Brazilian Government [Member]
Disclosure of credit risk exposure [line items]
Maximum potential amount of future payments	1,671	1,806
Later than one year and not later than three years [member] | Government Abroad [Member]
Disclosure of credit risk exposure [line items]
Maximum potential amount of future payments	90	413
Later than one year and not later than three years [member] | Private Entities [Member]
Disclosure of credit risk exposure [line items]
Maximum potential amount of future payments	651	1,268
Later than one year and not later than three years [member] | Investment grade [Member]
Disclosure of credit risk exposure [line items]
Maximum potential amount of future payments	347	974
Later than one year and not later than three years [member] | Below Investment grade [Member]
Disclosure of credit risk exposure [line items]
Maximum potential amount of future payments	2,065	2,513
Later than one year and not later than three years [member] | Credit default swaps [member]
Disclosure of credit risk exposure [line items]
Maximum potential amount of future payments	2,412	3,487
Later than three years and not later than five years [member]
Disclosure of credit risk exposure [line items]
Maximum potential amount of future payments	2,804	2,585
Later than three years and not later than five years [member] | Brazilian Government [Member]
Disclosure of credit risk exposure [line items]
Maximum potential amount of future payments	1,520	2,066
Later than three years and not later than five years [member] | Government Abroad [Member]
Disclosure of credit risk exposure [line items]
Maximum potential amount of future payments	95	35
Later than three years and not later than five years [member] | Private Entities [Member]
Disclosure of credit risk exposure [line items]
Maximum potential amount of future payments	1,189	484
Later than three years and not later than five years [member] | Investment grade [Member]
Disclosure of credit risk exposure [line items]
Maximum potential amount of future payments	620	283
Later than three years and not later than five years [member] | Below Investment grade [Member]
Disclosure of credit risk exposure [line items]
Maximum potential amount of future payments	2,184	2,302
Later than three years and not later than five years [member] | Credit default swaps [member]
Disclosure of credit risk exposure [line items]
Maximum potential amount of future payments	R$ 2,804	2,585
Over 5 years [Member]
Disclosure of credit risk exposure [line items]
Maximum potential amount of future payments		33
Over 5 years [Member] | Private Entities [Member]
Disclosure of credit risk exposure [line items]
Maximum potential amount of future payments		33
Over 5 years [Member] | Investment grade [Member]
Disclosure of credit risk exposure [line items]
Maximum potential amount of future payments		33
Over 5 years [Member] | Credit default swaps [member]
Disclosure of credit risk exposure [line items]
Maximum potential amount of future payments		R$ 33